Segment Information - Revenue from Operations Abroad (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	R$ 133,498,913	R$ 126,048,701	R$ 143,634,708
Brazil [member]
Disclosure of operating segments [line items]
Revenue	132,311,614	124,400,378	140,801,146
Europe [member]
Disclosure of operating segments [line items]
Revenue	50,717	202,665	607,416
United States of America and Canada [member]
Disclosure of operating segments [line items]
Revenue	681,136	1,084,594	1,785,413
Other Latin American countries [member]
Disclosure of operating segments [line items]
Revenue	202,949	204,306	73,351
Singapore [member]
Disclosure of operating segments [line items]
Revenue	166,673	145,082	359,250
Others [member]
Disclosure of operating segments [line items]
Revenue	R$ 85,824	R$ 11,676	R$ 8,132